Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of defined benefit plans [line items]
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 1,960	$ 2,010	$ 1,873	$ 6,042	$ 5,848
Pension plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	48		52	144	157
Net interest (income) expense on net defined benefit (asset) liability	(5)		(2)	(14)	(6)
Past service income				(5)
Administrative expenses	1		1	3	3
Benefits expense	44		51	128	154
Defined contribution expense	37		34	127	124
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	104		106	325	343
Pension plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Defined contribution expense	23		21	70	65
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		7	7	22
Net interest (income) expense on net defined benefit (asset) liability	10		11	29	34
Benefits expense	12		18	36	56
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12		$ 18	$ 36	$ 56